Goodwill (Details) - Schedule of changes in the carrying amount of goodwill allocated to reportable segments	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Balance	¥ 276,978,601	$ 41,269,869	¥ 396,228,760	$ 59,038,168
Add: acquisition of Guoyu			13,283,750	1,979,282
Less: impairment loss			(131,194,659)	(19,548,032)
Translation difference	1,771,473	263,950	(1,339,250)	(199,549)
Balance	278,750,074	$ 41,533,819	276,978,601	$ 41,269,869
AR advertising services [Member]
Goodwill [Line Items]
Balance	150,344,090		137,060,340
Add: acquisition of Guoyu			13,283,750
Less: impairment loss
Translation difference
Balance	150,344,090		150,344,090
AR entertainment [Member]
Goodwill [Line Items]
Balance	92,990,256		206,069,104
Add: acquisition of Guoyu
Less: impairment loss			(112,736,917)
Translation difference			(341,931)
Balance	92,990,256		92,990,256
Semiconductor business [Member]
Goodwill [Line Items]
Balance	33,644,255		53,099,316
Add: acquisition of Guoyu
Less: impairment loss			(18,457,742)
Translation difference	1,771,473		(997,319)
Balance	¥ 35,415,728		¥ 33,644,255